Shareholders' Equity - Treasury Stock (Details) (USD $) Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 31, 2012
Equity, Class of Treasury Stock [Line Items]
Share Repurchase Program, Additional Amount Authroized to be Repurchased		$ 500,000,000
Authorized share repurchase programs	4,500,000,000
Share repurchase cost	3,641,000,000
Fees Associated With Repurchase of Stock	6,000,000
Number of shares repurchased	282,036
Share Repurchase Program Combined Authorizaiton		$ 5,000,000,000